UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09032
RidgeWorth Variable Trust (f/k/a STI Classic Variable Trust)
(Exact name of registrant as specified in charter)

Citi Fund Services, 3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services, 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 12/31
Date of reporting period: 03/31/08

Item 1. Schedule of Investments.

RIDGEWORTH VARIABLE TRUST
Large Cap Core Equity Fund
Schedules of Portfolio Investments
March 31, 2008
(Unaudited)
(Amounts in thousands, except Shares)

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.6%)
Consumer Discretionary (8.3%)
Home Depot, Inc. (The)	2,600	73
McDonald’s Corp.	2,800	156
McGraw-Hill Cos., Inc. (The)	2,750	102
Omnicom Group, Inc.	3,200	141
Sony Corp. ADR	3,075	123
Target Corp.	1,000	51
Time Warner, Inc.	13,000	182
Walt Disney Co. (The)(a)	4,400	138

		966

Consumer Staples (14.4%)
Anheuser-Busch Cos., Inc.	2,900	138
Cadbury Schweppes PLC ADR	4,000	177
Clorox Co. (The)	2,100	119
ConAgra Foods, Inc.	8,300	199
CVS Caremark Corp.	6,700	271
Kraft Foods, Inc.	6,100	189
PepsiCo, Inc.	2,300	166
Procter & Gamble Co. (The)	3,375	236
Wal-Mart Stores, Inc.	3,200	169

		1,664

Energy (10.5%)
Anadarko Petroleum Corp.	3,300	208
Baker Hughes, Inc.	1,950	134
Chevron Corp.	2,800	239
ExxonMobil Corp.	4,000	338
Halliburton Co.	4,400	173
Valero Energy Corp.	2,400	118

		1,210

Financials (14.7%)
American International Group, Inc.	3,650	158
Ameriprise Financial, Inc.	3,310	172
Bank of America Corp.	4,500	170
Berkshire Hathaway, Inc., Cl B*	50	224
JPMorgan Chase & Co.	2,800	120
Legg Mason, Inc.	700	39
MetLife, Inc.(a)	2,500	151
Morgan Stanley	3,800	174
Principal Financial Group, Inc.	3,500	195
State Street Corp.	2,000	158
Wells Fargo & Co.	5,000	145

		1,706

Health Care (10.8%)
Abbott Laboratories	3,600	199
Bristol-Myers Squibb Co.	5,500	117
Cardinal Health, Inc.	1,900	100
Covidien Ltd.	5,500	243
Johnson & Johnson	2,600	169
Medtronic, Inc.	4,000	193
Schering-Plough Corp.	7,900	114
UnitedHealth Group, Inc.	3,500	120

		1,255

Industrials (12.1%)
3M Co.	1,500	119
Burlington Northern Santa Fe Corp.	1,460	135
Eaton Corp.	1,000	80
Emerson Electric Co.	2,500	129
Equifax, Inc.	5,000	172
General Electric Co.	7,000	259
Goodrich Corp.	2,500	144
Tyco International Ltd.	5,000	220
United Technologies Corp.	2,040	140

		1,398

Information Technology (19.7%)
Accenture Ltd., Cl A	5,200	183
Cisco Systems, Inc.*	13,300	320
Dell, Inc.*	7,025	140
eBay, Inc.*	4,650	139
Intel Corp.	10,000	212
Microsoft Corp.	9,000	255
Nokia Corp. ADR	5,900	188
Oracle Corp.*	7,950	155
Paychex, Inc.(a)	5,000	171
Texas Instruments, Inc.	5,000	141
Tyco Electronics Ltd.	4,800	165
Western Union Co.	10,000	213

		2,282

	Shares or
	Principal
	Amount($)	Value($)
Materials (1.5%)
Freeport-McMoRan Copper & Gold, Inc.	400	38
Praxair, Inc.(a)	1,600	135

		173

Telecommunications Services (2.7%)
AT&T, Inc.	8,200	314

Utilities (2.9%)
Duke Energy Corp.	9,000	161
Edison International	3,500	171

		332

Total Common Stocks		11,300

Short-Term Investments (4.5%)
Credit Suisse Enhanced Liquidity Fund(b)	525,573	526

Total Short-Term Investments		526

Money Market Fund (2.6%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	298,945	299

Total Money Market Fund		299

Total Investments (Cost $11,240)(d) - 104.7%		12,125

Liabilities in excess of other assets - (4.7)%		(548)

Net Assets - 100.0%		$11,577

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of March 31, 2008. The total value of securities on loan as of March 31, 2008 in thousands was $522.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

RIDGEWORTH VARIABLE TRUST
Large Cap Growth Stock Fund
Schedules of Portfolio Investments
March 31, 2008
(Unaudited)
(Amounts in thousands, except Shares)

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.3%)
Consumer Discretionary (8.7%)
GameStop Corp., Cl A*	7,410	383
International Game Technology	9,765	393
Johnson Controls, Inc.	12,555	424
McDonald’s Corp.	10,605	592
NIKE, Inc., Cl B	7,325	498
Target Corp.	3,710	188

		2,478

Consumer Staples (15.6%)
Altria Group, Inc.	2,880	64
Anheuser-Busch Cos., Inc.	8,445	401
Avon Products, Inc.	9,955	394
Colgate-Palmolive Co.	6,960	542
Costco Wholesale Corp.	5,990	389
CVS Caremark Corp.	11,535	467
Owens-Illinois, Inc.*	3,110	175
PepsiCo, Inc.	10,150	733
Philip Morris International, Inc.*	2,880	146
Procter & Gamble Co. (The)	10,860	761
TJX Cos., Inc. (The)(a)	11,095	367

		4,439

Energy (9.2%)
Cameron International Corp.*	7,455	310
Exxon Mobil Corp.	6,080	514
Halliburton Co.	12,775	503
Schlumberger Ltd.	7,530	655
Talisman Energy, Inc.	4,050	72
Transocean, Inc.*(a)	4,209	569

		2,623

Financials (8.8%)
AFLAC, Inc.	9,900	643
Goldman Sachs Group, Inc. (The)	2,440	404
MasterCard, Inc., Cl A(a)	1,905	425
State Street Corp.	6,750	533
Visa, Inc., Cl A*	3,815	238
Wells Fargo & Co.	8,880	258

		2,501

Health Care (15.3%)
Aetna, Inc.	7,585	319
Allergan, Inc.	7,720	435
Baxter International, Inc.	12,410	718
Covance, Inc.*	1,950	162
Express Scripts, Inc.*	8,215	528
Gilead Sciences, Inc.*	14,515	748
Johnson & Johnson	9,535	618
Merck & Co., Inc.	15,670	595
Millennium Pharmaceuticals, Inc.*(a)	14,420	223

		4,346

Industrials (12.6%)
Boeing Co. (The)	4,225	314
Deere & Co.	5,240	421
Emerson Electric Co.	10,450	538
Fluor Corp.	2,040	288
Honeywell International, Inc.	10,185	575
Raytheon Co.	8,810	569
Roper Industries, Inc.	1,332	79
SPX Corp.	1,690	177
Union Pacific Corp.	2,930	367
Waters Corp.*	4,700	262

		3,590

Information Technology (23.2%)
Adobe Systems, Inc.*(a)	11,980	426
Apple, Inc.*	2,530	363
Cisco Systems, Inc.*	17,980	433
Google, Inc., Cl A*	1,442	635
Hewlett-Packard Co.	17,530	800
Intel Corp.	19,615	415
International Business Machines Corp.	2,975	343
Juniper Networks, Inc.*(a)	11,230	281
MEMC Electronic Materials, Inc.*	5,990	425
Microsoft Corp.	28,860	820
Oracle Corp.*	23,775	465
QUALCOMM, Inc.	15,670	643
Research In Motion Ltd.*	2,560	287
Western Digital Corp.*	9,405	254

		6,590

	Shares or
	Principal
	Amount($)	Value($)
Materials (3.8%)
Arch Coal, Inc.	3,820	166
Monsanto Co.	3,945	440
Praxair, Inc.(a)	5,770	486

		1,092

Utilities (0.1%)
TECO Energy, Inc.	2,250	36

Total Common Stocks		27,695

Short-Term Investments (7.3%)
Credit Suisse Enhanced Liquidity Fund(b)	2,079,752	2,080

Total Short-Term Investments		2,080

Money Market Fund (2.3%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	659,599	660

Total Money Market Fund		660

Total Investments (Cost $27,347)(d) - 106.9%		30,435

Liabilities in excess of other assets - (6.9)%		(1,971)

Net Assets - 100.0%		$28,464

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of March 31, 2008. The total value of securities on loan as of March 31, 2008 in thousands was $2,064.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

RIDGEWORTH VARIABLE TRUST
Large Cap Value Equity Fund
Schedules of Portfolio Investments
March 31, 2008
(Unaudited)
(Amounts in thousands, except Shares)

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.3%)
Consumer Discretionary (6.6%)
Darden Restaurants, Inc.	4,776	155
Foot Locker, Inc.	10,400	122
Home Depot, Inc. (The)	6,250	175
J.C. Penney Co., Inc.	4,900	185
Mattel, Inc.	2,250	45
News Corp., Cl A	15,500	291
OfficeMax, Inc.	4,035	77
Pitney Bowes, Inc.	8,000	280
Time Warner, Inc.	27,450	385

		1,715

Consumer Staples (11.2%)
Campbell Soup Co.	8,550	290
Clorox Co. (The)	7,250	411
ConAgra Foods, Inc.	13,600	326
CVS Caremark Corp.	5,600	227
Harman International Industries, Inc.	4,350	189
Hershey Co. (The)	8,350	315
Procter & Gamble Co. (The)	4,300	301
Safeway, Inc.(a)	7,700	226
Sara Lee Corp.(a)	31,950	447
Wal-Mart Stores, Inc.	3,250	171

		2,903

Energy (13.8%)
Baker Hughes, Inc.	2,400	164
Chevron Corp.	8,700	743
ConocoPhillips	10,550	804
Exxon Mobil Corp.	11,600	981
Marathon Oil Corp.	9,050	413
Talisman Energy, Inc.	15,650	277
Tidewater, Inc.	3,800	209

		3,591

Financials (23.3%)
American International Group, Inc.	5,500	238
Bank of America Corp.	16,600	629
BB&T Corp.(a)	7,650	245
Citigroup, Inc.	12,191	261
Genworth Financial, Inc., Cl A	11,500	260
Hartford Financial Services Group, Inc. (The)	6,200	470
HCC Insurance Holdings, Inc.	6,650	151
JPMorgan Chase & Co.	13,195	567
Legg Mason, Inc.	4,800	269
Lincoln National Corp.	8,500	442
Morgan Stanley	2,821	129
Northern Trust Corp.	3,900	259
PNC Financial Services Group, Inc.(a)	4,000	262
Regions Financial Corp.	19,563	386
Travelers Cos., Inc. (The)	9,550	457
U.S. Bancorp	7,250	235
Wachovia Corp.(a)	14,950	404
Washington Mutual, Inc.(a)	16,200	167
Wells Fargo & Co.	8,600	250

		6,081

Health Care (8.0%)
Bristol-Myers Squibb Co.	9,200	196
Cardinal Health, Inc.	4,042	212
Cooper Cos., Inc. (The)(a)	4,100	141
Johnson & Johnson	6,050	393
Merck & Co., Inc.	5,500	209
Pfizer, Inc.	27,900	584
Quest Diagnostics, Inc.	2,900	131
Wyeth	4,950	207

		2,073

Industrials (12.9%)
Eaton Corp.	2,750	219
Emerson Electric Co.	5,554	286
General Electric Co.	25,000	925
Masco Corp.(a)	8,600	170
R.R. Donnelley & Sons Co.	6,950	211
Rockwell Automation, Inc.	3,050	175
Southwest Airlines Co.	18,450	229
United Parcel Service, Inc., Cl B	4,650	340
United Technologies Corp.	4,300	296
Waste Management, Inc.	9,850	331
Weyerhaeuser Co.	2,650	172

		3,354

	Shares or
	Principal
	Amount($)	Value($)
Information Technology (5.8%)
Harris Corp.	4,447	216
Intel Corp.	11,600	246
International Business Machines Corp.	2,150	248
Microsoft Corp.	7,800	221
Motorola, Inc.	22,600	210
Texas Instruments, Inc.	7,400	209
Tyco Electronics Ltd.	4,850	166

		1,516

Materials (2.4%)
Alcoa, Inc.	4,150	150
Ashland, Inc.	3,010	142
E.I. du Pont de Nemours & Co.	3,350	157
Sonoco Products Co.	5,705	163

		612

Telecommunication Services (5.1%)
AT&T, Inc.	19,950	764
Verizon Communications, Inc.	15,340	559

		1,323

Utilities (7.2%)
Dominion Resources, Inc.	4,778	195
Duke Energy Corp.	10,824	193
Edison International	4,500	221
Entergy Corp.	1,850	202
FPL Group, Inc.	2,900	182
PG&E Corp.	7,350	271
Public Service Enterprise Group, Inc.	4,300	173
TECO Energy, Inc.(a)	8,931	142
Xcel Energy, Inc.(a)	14,300	285

		1,864

Total Common Stocks		25,032

Short-Term Investments (8.3%)
Credit Suisse Enhanced Liquidity Fund(b)	2,169,225	2,169

Total Short-Term Investments		2,169

Money Market Fund (3.0%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	772,680	773

Total Money Market Fund		773

Total Investments (Cost $27,647)(d) - 107.6%		27,974

Liabilities in excess of other assets - (7.6)%		(1,977)

Net Assets - 100.0%		$25,997

(a)	This security or a partial position of the security was on loan as of March 31, 2008. The total value of securities on loan as of March 31, 2008 in thousands was $2,132.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

RIDGEWORTH VARIABLE TRUST
Mid-Cap Core Equity Fund
Schedules of Portfolio Investments
March 31, 2008
(Unaudited)
(Amounts in thousands, except Shares)

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.6%)
Consumer Discretionary (11.2%)
Advance Auto Parts, Inc.	2,448	83
American Eagle Outfitters, Inc.(a)	4,604	81
Darden Restaurants, Inc.	2,025	66
International Game Technology	2,543	102
J.C. Penney Co., Inc.	1,937	73
Jack in the Box, Inc.*	2,551	68
Mattel, Inc.	4,252	85
McGraw-Hill Cos., Inc. (The)	1,856	69
Mohawk Industries, Inc.*(a)	1,185	85
Nordstrom, Inc.	1,244	41
Omnicom Group, Inc.	2,405	106
Whirlpool Corp.	959	83

		942

Consumer Staples (6.2%)
Church & Dwight Co., Inc.	2,458	133
Clorox Co. (The)	1,786	101
ConAgra Foods, Inc.	4,324	104
Pepsi Bottling Group, Inc. (The)	3,151	107
Reynolds American, Inc.(a)	1,340	79

		524

Energy (10.6%)
Anadarko Petroleum Corp.	1,856	117
Cameron International Corp.*	2,697	112
Chesapeake Energy Corp.(a)	2,912	135
Core Laboratories NV*	728	87
Diamond Offshore Drilling, Inc.(a)	961	112
Noble Energy, Inc.	1,691	123
Patterson-UTI Energy, Inc.(a)	2,179	57
Spectra Energy Corp.	3,390	77
Tesoro Corp.	2,512	75

		895

Financials (14.0%)
AMB Property Corp. REIT	1,541	84
Ameriprise Financial, Inc.	2,050	106
Arch Capital Group Ltd.*	1,050	72
Discover Financial Services	3,951	65
Entertainment Properties Trust REIT	1,530	76
Genworth Financial, Inc., Cl A	3,805	86
Janus Capital Group, Inc.(a)	3,645	85
Jones Lang LaSalle, Inc.	1,043	81
M&T Bank Corp.	1,186	95
Marshall & Ilsley Corp.	3,668	85
Principal Financial Group, Inc.	2,120	118
ProLogis REIT	1,663	98
Raymond James Financial, Inc.	2,865	66
SL Green Realty Corp. REIT(a)	815	66

		1,183

Health Care (10.8%)
Becton, Dickinson & Co.	1,201	103
Celgene Corp.*	1,554	95
Endo Pharmaceuticals Holdings, Inc.*	3,203	77
Express Scripts, Inc.*	1,500	97
Henry Schein, Inc.*	1,698	97
Laboratory Corp. of America Holdings*(a)	1,612	119
Millipore Corp.*(a)	1,281	86
Thermo Fisher Scientific, Inc.*	2,100	119
Universal Health Services, Inc., Cl B	2,117	114

		907

Industrials (15.6%)
Copart, Inc.*	2,343	91
Covanta Holding Corp.*(a)	4,653	128
CSX Corp.	2,060	116
Curtiss-Wright Corp.	2,017	84
Dover Corp.	2,070	86
Eaton Corp.	1,221	97
Equifax, Inc.	3,446	119
Goodrich Corp.	1,964	113
Ingersoll-Rand Co. Ltd., Cl A	1,603	71

	Shares or
	Principal
	Amount($)	Value($)
L-3 Communications Holdings, Inc.	962	105
PACCAR, Inc.	1,567	71
Rockwell Automation, Inc.	1,203	69
Toro Co. (The)	1,879	78
Trane, Inc.	1,835	84

		1,312

Information Technology (15.9%)
BMC Software, Inc.*	3,328	108
Cadence Design Systems, Inc.*	4,722	50
Harris Corp.	2,080	101
Juniper Networks, Inc.*(a)	4,234	106
NCR Corp.*	4,106	94
Novellus Systems, Inc.*(a)	4,937	104
Paychex, Inc.	3,368	115
Sybase, Inc.*(a)	3,418	90
Teradata Corp.*	3,556	79
Teradyne, Inc.*	4,043	50
Total System Services, Inc.(a)	4,566	108
Tyco Electronics Ltd.	2,697	93
VeriSign, Inc.*(a)	1,816	60
Western Union Co.	2,735	58
Xerox Corp.	7,808	117

		1,333

Materials (5.4%)
Air Products & Chemicals, Inc.	800	74
Albemarle Corp.	2,124	77
FMC Corp.	2,224	123
Packaging Corp. of America	3,568	80
Steel Dynamics, Inc.(a)	3,096	102

		456

Telecommunication Services (1.4%)
Qwest Communications International, Inc.(a)	11,010	50
Telephone & Data Systems, Inc.	1,717	67

		117

Utilities (7.5%)
American Electric Power Co., Inc.	2,546	106
Edison International	2,417	119
MDU Resources Group, Inc.	4,153	102
OGE Energy Corp.	3,475	108
PG&E Corp.	2,927	108
Xcel Energy, Inc.(a)	4,568	91

		634

Total Common Stocks		8,303

Short-Term Investments (15.2%)
Credit Suisse Enhanced Liquidity Fund(b)	1,285,059	1,285

Total Short-Term Investments		1,285

Money Market Fund (1.4%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	121,991	122

Total Money Market Fund		122

Total Investments (Cost $9,096)(d) - 115.2%		9,710

Liabilities in excess of other assets - (15.2)%		(1,278)

Net Assets - 100.0%		$8,432

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of March 31, 2008. The total value of securities on loan as of March 31, 2008 in thousands was $1,204.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

RIDGEWORTH VARIABLE TRUST
Small Cap Value Equity Fund
Schedules of Portfolio Investments
March 31, 2008
(Unaudited)
(Amounts in thousands, except Shares)

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.5%)
Consumer Discretionary (25.1%)
Aaron Rents, Inc.(a)	7,450	161
ABM Industries, Inc.	10,781	242
Asbury Automotive Group, Inc.	16,698	230
Bassett Furniture Industries, Inc.	7,431	92
bebe Stores, Inc.(a)	17,987	193
Brown Shoe Co., Inc.(a)	13,077	197
Circuit City Stores, Inc.(a)	18,350	73
CKE Restaurants, Inc.(a)	30,574	343
Cobra Electronics Corp.	9,362	36
Foot Locker, Inc.	7,150	84
Group 1 Automotive, Inc.(a)	5,900	139
Harman International Industries, Inc.	2,231	97
Interface, Inc., Cl A	47,129	663
K-Swiss, Inc., Cl A	10,950	173
Movado Group, Inc.	6,527	127
OfficeMax, Inc.	8,900	170
Pep Boys-Manny, Moe & Jack (The)	5,700	57
Stage Stores, Inc.(a)	6,868	111
Teleflex, Inc.	7,050	336
Tempur-Pedic International, Inc.(a)	20,100	221
Thor Industries, Inc.(a)	10,950	326

		4,071

Consumer Staples (4.4%)
CBRL Group, Inc.	3,800	136
Del Monte Foods Co.	22,300	212
Diamond Foods, Inc.	5,700	103
Gruma SA ADR(a)	3,600	35
PRIMEDIA, Inc.(a)	13,437	99
Regis Corp.	4,000	110
Signet Group PLC SP ADR	1,777	22

		717

Diversified Operations (1.3%)
Brink’s Co. (The)	3,050	205

Energy (6.9%)
CARBO Ceramics, Inc.(a)	5,950	239
CHC Helicopter Corp., Cl A	15,844	467
Holly Corp.	4,500	195
RPC, Inc.(a)	5,200	79
Tidewater, Inc.	2,450	135

		1,115

Financials (19.0%)
Bank of Hawaii Corp.	4,000	198
Cash America International, Inc.	1,777	65
Cathay General Bancorp(a)	1,650	34
City National Corp.	1,450	72
East West Bancorp, Inc.	2,865	51
Evercore Partners, Inc., Cl A	2,750	49
Glacier Bancorp, Inc.(a)	9,243	177
Greenhill & Co., Inc.(a)	1,650	115
Grubb & Ellis Co.	18,940	130
HCC Insurance Holdings, Inc.	10,950	249
Horizon Financial Corp.	6,370	88
International Bancshares Corp.	2,740	62
IPC Holdings Ltd.	4,000	112
Jefferies Group, Inc.	8,800	142
OneBeacon Insurance Group Ltd.	11,050	210
Preferred Bank	2,750	46
Ramco-Gershenson Properties Trust REIT	5,750	121
Raymond James Financial, Inc.	24,230	557
SWS Group, Inc.	8,671	106
UCBH Holdings, Inc.(a)	8,800	68
Washington Real Estate Investment Trust(a)	6,050	202
Wesco Financial Corp.	400	162
West Coast Bancorp	4,476	65

		3,081

	Shares or
	Principal
	Amount($)	Value($)
Health Care (13.3%)
Brookdale Senior Living, Inc.(a)	4,600	110
Cooper Cos., Inc. (The)(a)	20,461	704
Ensign Group, Inc.	5,400	50
LCA-Vision, Inc.(a)	9,352	117
Mentor Corp.(a)	13,250	341
STERIS Corp.	26,482	711
Vital Signs, Inc.	2,627	133

		2,166

Industrials (12.5%)
Genesis Lease Ltd. ADR	7,084	103
Grupo Aeroportuario del Pacifico SA de CV ADR	15,292	688
Heartland Express, Inc.(a)	10,716	153
Herman Miller, Inc.(a)	6,150	151
Multi-Color Corp.	4,244	95
Snap-on, Inc.	6,350	323
Tomkins PLC ADR	9,981	142
UTI Worldwide, Inc.	8,400	169
Wabtec Corp.	5,400	203

		2,027

Information Technology (4.7%)
Black Box Corp.	2,650	82
Cohu, Inc.	7,133	116
Fair Isaac Corp.	15,803	340
Keithley Instruments, Inc.	7,150	69
Nam Tai Electronics, Inc.	16,362	157

		764

Materials (5.5%)
Aceto Corp.	7,850	54
Bemis Co., Inc.(a)	6,600	168
Harry Winston Diamond Corp.	7,350	176
Nalco Holding Co.	13,600	288
Valspar Corp. (The)(a)	10,552	209

		895

Media (1.9%)
Meredith Corp.	5,200	199
New York Times Co., Cl A (The)(a)	6,150	116

		315

Telecommunications Services (0.8%)
Alaska Communications Systems Group, Inc.	10,000	122

Utilities (1.1%)
ALLETE, Inc.(a)	2,950	114
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	1,450	64

		178

Total Common Stocks		15,656

Short-Term Investments (26.1%)
Credit Suisse Enhanced Liquidity Fund(b)	4,232,994	4,233

Total Short-Term Investments		4,233

Money Market Fund (3.5%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	561,251	561

Total Money Market Fund		561

Total Investments (Cost $21,246)(d) - 126.1%		20,450

Liabilities in excess of other assets - (26.1)%		(4,233)

Net Assets - 100.0%		$16,217

(a)	This security or a partial position of the security was on loan as of March 31, 2008. The total value of securities on loan as of March 31, 2008 in thousands was $4,108.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
1. Organization
The RidgeWorth Variable Trust (the STI Classic Variable Trust changed its name to RidgeWorth Variable Trust effective May 1, 2008) (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company offering five funds as of March 31, 2008. The schedules of portfolio investments presented herein are those of the Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund and Small Cap Value Equity Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amount at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective daily net asset value.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds’ Pricing and Valuation Procedures will be performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
Security Transactions — Security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.
Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned and maintained in an amount equal to at least 102% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.
Cash collateral received in connection with securities lending is invested in the Credit Suisse Enhanced Liquidity Fund (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At March 31, 2008, the Portfolio was invested in asset backed securities, commercial paper, corporate bonds, money market mutual funds and repurchase agreements (with interest rates ranging from 2.250% to 4.655% and maturity dates ranging from 04/01/2008 to 03/12/2010).
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical assets.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2008 (in thousands):

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities($)	Investments($)*	in Securities($)	Investments($)*	in Securities($)	Investments($)*	in Securities($)	Investments($)*
Large Cap Core Equity Fund	12,125	—	—	—	—	—	12,125	—
Large Cap Growth Stock Fund	30,435	—	—	—	—	—	30,435	—
Large Cap Value Equity Fund	27,974	—	—	—	—	—	27,974	—
Mid-Cap Core Equity Fund	9,710	—	—	—	—	—	9,710	—
Small Cap Value Equity Fund	20,450	—	—	—	—	—	20,450	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.
3. Federal Tax Information
At March 31, 2008, the cost and aggregate gross unrealized appreciation and depreciation on securities, for federal income tax purposes, were as follows (in thousands):

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	Depreciation($)	Depreciation($)
Large Cap Core Equity Fund	11,249	1,616	(740)	876
Large Cap Growth Stock Fund	27,484	3,947	(996)	2,951
Large Cap Value Equity Fund	27,803	2,386	(2,215)	171
Mid Cap Core Equity Fund	9,134	1,144	(568)	576
Small Cap Value Equity Fund	21,445	1,266	(2,261)	(995)

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RidgeWorth Variable Trust (f/k/a_STI Classic Variable Trust)

By (Signature and Title)*	/s/ Martin R. Dean, Treasurer

Martin R. Dean, Treasurer, RidgeWorth Variable Trust

Date___May 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julia Short, President

Julia Short, President, RidgeWorth Variable Trust

Date___May 28, 2008

By (Signature and Title)*	/s/ Martin R. Dean, Treasurer.

Martin R. Dean, Treasurer, RidgeWorth Variable Trust

Date___May 28, 2008

*	Print the name and title of each signing officer under his or her signature.